Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Net surplus/(deficit) is analysed as:
Assets	€ 329	€ 555
Liabilities	(258)	(281)
Defined Benefit Pension Plan
Analysis of net surplus/(deficit):
Assets	5,047	7,715
Present value of plan liabilities	(4,875)	(7,337)
Net surplus	172	378
Present value of unfunded scheme liabilities	(101)	(104)
Net surplus/(deficit)	71	274
Net surplus/(deficit) is analysed as:
Assets	329	555
Liabilities	(258)	(281)
CWW section
Analysis of net surplus/(deficit):
Assets	1,845	2,850
Present value of plan liabilities	(1,657)	(2,565)
Net surplus	188	285
Net surplus/(deficit) is analysed as:
Assets	188	285
Vodafone section
Analysis of net surplus/(deficit):
Assets	1,958	3,399
Present value of plan liabilities	(1,900)	(3,166)
Net surplus	58	233
Net surplus/(deficit) is analysed as:
Assets	€ 58	€ 233